Earnings/(loss) per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Incremental shares	38,544	2,698,994	1,710,513